Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WisdomTree Trust
Prospectus Date	rr_ProspectusDate	Aug. 01, 2016
Supplement [Text Block]	wtt1_SupplementTextBlock

WISDOMTREE TRUST

WisdomTree Emerging Markets Consumer Growth Fund

WisdomTree Emerging Markets Quality Dividend Growth Fund

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund

WisdomTree China ex-State-Owned Enterprises Fund

(Ticker Symbols: EMCG, DGRE, XSOE and CXSE, respectively))

(each a “Fund” and collectively the “Funds”)

Supplement dated June 28, 2017

to the currently effective

Summary Prospectus, Statutory Prospectus (collectively, the “Prospectuses”) and Statement of Additional Information (“SAI”) for the Funds

Effective June 30, 2017 (“Effective Date”), WisdomTree Asset Management, Inc. has contractually agreed to waive its management fee for the above-listed Funds to 0.32% of each Fund’s average annual daily net assets through July 31, 2018. Accordingly, the following information supplements and should be read in conjunction with the Prospectuses and SAI for the Funds as of the Effective Date:

WisdomTree Emerging Markets Consumer Growth Fund (EMCG), WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE) and WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

•	On page 216 (EMCG), page 222 (DGRE) and page 246 (CXSE) of the Statutory Prospectus, the following information will supplement and supersede any contrary information contained in the section entitled “Fees and Expenses of the Fund”:

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.63%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.63%
Fee Waivers	(0.31)%[1]
Total Annual Fund Operating Expenses After Fee Waivers	0.32%[1]

1	WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) has contractually agreed to limit the Management Fee to 0.32% through July 31, 2018, unless earlier terminated by the Board of Trustees of WisdomTree Trust (the “Trust”) for any reason at any time.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$33	$170	$320	$757

*                                     *                                     *

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

•	On page 228 of the Statutory Prospectus, the following information will supplement and supersede any contrary information contained in the section entitled “Fees and Expenses of the Fund”:

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.58%
Fee Waivers	(0.26)%[1]
Total Annual Fund Operating Expenses After Fee Waivers	0.32%[1]

1	WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) has contractually agreed to limit the Management Fee to 0.32% through July 31, 2018, unless earlier terminated by the Board of Trustees of WisdomTree Trust (the “Trust”) for any reason at any time.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$33	$160	$298	$701

*                                     *                                     *

WisdomTree Emerging Markets Consumer Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wtt1_SupplementTextBlock

WISDOMTREE TRUST

WisdomTree Emerging Markets Consumer Growth Fund

(Ticker Symbols: EMCG, DGRE, XSOE and CXSE, respectively))

(each a “Fund” and collectively the “Funds”)

Supplement dated June 28, 2017

to the currently effective

Summary Prospectus, Statutory Prospectus (collectively, the “Prospectuses”) and Statement of Additional Information (“SAI”) for the Funds

Effective June 30, 2017 (“Effective Date”), WisdomTree Asset Management, Inc. has contractually agreed to waive its management fee for the above-listed Funds to 0.32% of each Fund’s average annual daily net assets through July 31, 2018. Accordingly, the following information supplements and should be read in conjunction with the Prospectuses and SAI for the Funds as of the Effective Date:

WisdomTree Emerging Markets Consumer Growth Fund (EMCG), WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE) and WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

•	On page 216 (EMCG), page 222 (DGRE) and page 246 (CXSE) of the Statutory Prospectus, the following information will supplement and supersede any contrary information contained in the section entitled “Fees and Expenses of the Fund”:

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.63%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.63%
Fee Waivers	(0.31)%[1]
Total Annual Fund Operating Expenses After Fee Waivers	0.32%[1]

1	WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) has contractually agreed to limit the Management Fee to 0.32% through July 31, 2018, unless earlier terminated by the Board of Trustees of WisdomTree Trust (the “Trust”) for any reason at any time.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$33	$170	$320	$757

*                                     *                                     *

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2018
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
WisdomTree Emerging Markets Consumer Growth Fund | WisdomTree Emerging Markets Consumer Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.63%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.63%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.32%	[1]
1 Year	rr_ExpenseExampleYear01	$ 33
3 Years	rr_ExpenseExampleYear03	170
5 Years	rr_ExpenseExampleYear05	320
10 Years	rr_ExpenseExampleYear10	$ 757
WisdomTree Emerging Markets Quality Dividend Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wtt1_SupplementTextBlock

WISDOMTREE TRUST

WisdomTree Emerging Markets Quality Dividend Growth Fund

(Ticker Symbols: EMCG, DGRE, XSOE and CXSE, respectively))

(each a “Fund” and collectively the “Funds”)

Supplement dated June 28, 2017

to the currently effective

Summary Prospectus, Statutory Prospectus (collectively, the “Prospectuses”) and Statement of Additional Information (“SAI”) for the Funds

Effective June 30, 2017 (“Effective Date”), WisdomTree Asset Management, Inc. has contractually agreed to waive its management fee for the above-listed Funds to 0.32% of each Fund’s average annual daily net assets through July 31, 2018. Accordingly, the following information supplements and should be read in conjunction with the Prospectuses and SAI for the Funds as of the Effective Date:

WisdomTree Emerging Markets Consumer Growth Fund (EMCG), WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE) and WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

•	On page 216 (EMCG), page 222 (DGRE) and page 246 (CXSE) of the Statutory Prospectus, the following information will supplement and supersede any contrary information contained in the section entitled “Fees and Expenses of the Fund”:

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.63%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.63%
Fee Waivers	(0.31)%[1]
Total Annual Fund Operating Expenses After Fee Waivers	0.32%[1]

1	WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) has contractually agreed to limit the Management Fee to 0.32% through July 31, 2018, unless earlier terminated by the Board of Trustees of WisdomTree Trust (the “Trust”) for any reason at any time.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$33	$170	$320	$757

*                                     *                                     *

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2018
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
WisdomTree Emerging Markets Quality Dividend Growth Fund | WisdomTree Emerging Markets Quality Dividend Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.63%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.63%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.32%	[1]
1 Year	rr_ExpenseExampleYear01	$ 33
3 Years	rr_ExpenseExampleYear03	170
5 Years	rr_ExpenseExampleYear05	320
10 Years	rr_ExpenseExampleYear10	$ 757
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wtt1_SupplementTextBlock

WISDOMTREE TRUST

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund

(Ticker Symbols: EMCG, DGRE, XSOE and CXSE, respectively))

(each a “Fund” and collectively the “Funds”)

Supplement dated June 28, 2017

to the currently effective

Summary Prospectus, Statutory Prospectus (collectively, the “Prospectuses”) and Statement of Additional Information (“SAI”) for the Funds

Effective June 30, 2017 (“Effective Date”), WisdomTree Asset Management, Inc. has contractually agreed to waive its management fee for the above-listed Funds to 0.32% of each Fund’s average annual daily net assets through July 31, 2018. Accordingly, the following information supplements and should be read in conjunction with the Prospectuses and SAI for the Funds as of the Effective Date:

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

•	On page 228 of the Statutory Prospectus, the following information will supplement and supersede any contrary information contained in the section entitled “Fees and Expenses of the Fund”:

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.58%
Fee Waivers	(0.26)%[1]
Total Annual Fund Operating Expenses After Fee Waivers	0.32%[1]

1	WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) has contractually agreed to limit the Management Fee to 0.32% through July 31, 2018, unless earlier terminated by the Board of Trustees of WisdomTree Trust (the “Trust”) for any reason at any time.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$33	$160	$298	$701

*                                     *                                     *

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2018
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund | WisdomTree Emerging Markets ex-State-Owned Enterprises Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.58%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.58%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.32%	[1]
1 Year	rr_ExpenseExampleYear01	$ 33
3 Years	rr_ExpenseExampleYear03	160
5 Years	rr_ExpenseExampleYear05	298
10 Years	rr_ExpenseExampleYear10	$ 701
WisdomTree China ex-State-Owned Enterprises Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wtt1_SupplementTextBlock

WISDOMTREE TRUST

WisdomTree China ex-State-Owned Enterprises Fund

(Ticker Symbols: EMCG, DGRE, XSOE and CXSE, respectively))

(each a “Fund” and collectively the “Funds”)

Supplement dated June 28, 2017

to the currently effective

Summary Prospectus, Statutory Prospectus (collectively, the “Prospectuses”) and Statement of Additional Information (“SAI”) for the Funds

Effective June 30, 2017 (“Effective Date”), WisdomTree Asset Management, Inc. has contractually agreed to waive its management fee for the above-listed Funds to 0.32% of each Fund’s average annual daily net assets through July 31, 2018. Accordingly, the following information supplements and should be read in conjunction with the Prospectuses and SAI for the Funds as of the Effective Date:

WisdomTree Emerging Markets Consumer Growth Fund (EMCG), WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE) and WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

•	On page 216 (EMCG), page 222 (DGRE) and page 246 (CXSE) of the Statutory Prospectus, the following information will supplement and supersede any contrary information contained in the section entitled “Fees and Expenses of the Fund”:

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.63%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.63%
Fee Waivers	(0.31)%[1]
Total Annual Fund Operating Expenses After Fee Waivers	0.32%[1]

1	WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) has contractually agreed to limit the Management Fee to 0.32% through July 31, 2018, unless earlier terminated by the Board of Trustees of WisdomTree Trust (the “Trust”) for any reason at any time.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$33	$170	$320	$757

*                                     *                                     *

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2018
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
WisdomTree China ex-State-Owned Enterprises Fund | WisdomTree China ex-State-Owned Enterprises Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.63%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.63%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.32%	[1]
1 Year	rr_ExpenseExampleYear01	$ 33
3 Years	rr_ExpenseExampleYear03	170
5 Years	rr_ExpenseExampleYear05	320
10 Years	rr_ExpenseExampleYear10	$ 757

[1]	WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) has contractually agreed to limit the Management Fee to 0.32% through July 31, 2018, unless earlier terminated by the Board of Trustees of WisdomTree Trust (the “Trust”) for any reason at any time.